Document and Entity Information	Oct. 26, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001730168
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	Broadcom Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38449
Entity Tax Identification Number	35-2617337
Entity Address, Address Line One	3421 Hillview Avenue
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94304
City Area Code	(650)
Local Phone Number	427-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	AVGO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false